Non-controlling interest (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at beginning of period/year	$ (1,533)
Balance at end of period/year	504	$ (1,533)
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of period/year	(1,533)	(254)
Non-controlling interests	2,037	(1,279)
Balance at end of period/year	$ 504	$ (1,533)